Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities
Acrrued Liabilities
	December 31,
	2014	2015
Interest on long-term debt	$1,270	$1,627
Vessels’ operating and voyage expenses	1,687	1,784
Commissions	109	76
Interest on derivatives and other finance expenses	1,098	398
General and administrative expenses	303	99
Total	$4,467	$3,984